Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021
Financial liabilities:
Long-term debt		¥ 2,756,062	¥ 2,703,021
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		68,366,000	63,910,000
Investments		1,519,000	887,000
Loans, net of allowance for loan losses	[1]	89,264,000	87,708,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		58,054,000	53,278,000
Interest-bearing deposits		121,833,000	118,860,000
Due to trust accounts		390,000	381,000
Other short-term borrowings		7,567,000	9,086,000
Long-term debt		9,849,000	9,034,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		68,366,000	63,910,000
Investments		1,466,000	904,000
Loans, net of allowance for loan losses	[1]	90,576,000	88,845,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		58,054,000	53,278,000
Interest-bearing deposits		121,807,000	118,849,000
Due to trust accounts		390,000	381,000
Other short-term borrowings		7,567,000	9,086,000
Long-term debt		9,681,000	9,219,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		50,628,000	47,441,000
Investments		485,000	490,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		17,738,000	16,469,000
Investments		981,000	414,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		58,054,000	53,278,000
Interest-bearing deposits		121,807,000	118,849,000
Due to trust accounts		390,000	381,000
Other short-term borrowings		7,567,000	9,086,000
Long-term debt		8,162,000	7,847,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	90,576,000	88,845,000
Financial liabilities:
Long-term debt		¥ 1,519,000	¥ 1,372,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.